Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares
CONTINUING OPERATIONS
Net sales	$ 181,823	$ 9,260	$ 182,850	$ 177,082
Other operating revenues	519	26	406	636
Total revenues	182,342	9,286	183,256	177,718
Cost of goods sold	98,404	5,012	99,748	98,056
Gross profit	83,938	4,274	83,508	79,662
Administrative expenses	7,999	407	7,693	7,423
Selling expenses	49,925	2,543	50,351	48,039
Other income	569	29	1,542	1,281
Other expenses	2,450	125	32,899	5,093
Interest expense	7,568	385	8,777	7,471
Interest income	1,004	51	791	715
Foreign exchange (loss) income, net	(277)	(14)	788	(1,792)
Gain on monetary position for subsidiaries in hyperinflationary economies	212	11	1,590	2,417
Market value (loss) income on financial instruments	(314)	(16)	246	51
Income (loss) before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	17,190	875	(11,255)	14,308
Income taxes	5,260	268	4,184	3,928
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	(226)	(12)	60	147
Net income (loss) from continuing operations	11,704	596	(15,379)	10,527
Net income (loss) after tax from discontinued operations	3,366	172	3,725
Consolidated net income	15,070	768	(11,654)	10,527
Attributable to:
Equity holders of the parent- continuing operations	10,936	557	(16,058)	10,070
Equity holders of the parent- discontinued operations	2,975	152	3,256
Non-controlling interest- continuing operations	768	39	679	457
Non-controlling interest- discontinued operations	391	20	469
Consolidated net (loss) income	$ 15,070	$ 768	$ (11,654)	$ 10,527
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (loss) from continuing operations | (per share)	$ 0.65	$ 0.03	$ (0.96)	$ 0.61
Basic controlling interest net income from discontinued operations | (per share)	0.18	0.01	0.19
Diluted controlling interest net income (loss) from continuing operations | (per share)	0.65	0.03	(0.96)	$ 0.61
Diluted controlling interest net income from discontinued operations | (per share)	$ 0.18	$ 0.01	$ 0.19